Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2022
Critical accounting estimates and assumptions
Cash and cash equivalents	$ 445,713	$ 333,203	$ 293,823	$ 433,048	[1]	$ 515,589	[1]	$ 514,078	[1]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).